Financial Assets and Financial Liabilities - Summary of Carrying Amounts of Financial Instruments Category Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	₩ 634,240,053	₩ 582,219,781
Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	31,009,374	25,608,842
Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	66,005,815	61,035,455
Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	3,721,370	5,545,385
Loans measured at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	417,900,273	377,166,984
Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	104,847,871	98,695,426
Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	10,755,350	14,167,689
Financial instruments at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	69,538,357	66,245,967
Financial instruments at fair value through profit or loss | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	66,005,815	61,035,455
Financial instruments at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	3,532,542	5,210,512
Financial instruments at fair value through other comprehensive income
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	56,573,115	58,750,298
Financial instruments at fair value through other comprehensive income | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	56,573,115	58,750,298
Financial instruments designated at fair value through other comprehensive income
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	3,803,128	3,074,899
Financial instruments designated at fair value through other comprehensive income | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	3,803,128	3,074,899
Financial instruments at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	504,136,625	453,813,744
Financial instruments at amortized cost | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	31,009,374	25,608,842
Financial instruments at amortized cost | Loans measured at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	417,900,273	377,166,984
Financial instruments at amortized cost | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	44,471,628	36,870,229
Financial instruments at amortized cost | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	10,755,350	14,167,689
Derivatives held for hedging
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	188,828	334,873
Derivatives held for hedging | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	₩ 188,828	₩ 334,873